Summary of Significant Accounting Policies - Provisions and Employee Benefits-Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Provision for loss making voyages in progress	$ 2,157	$ 1,893
Termination of indemnities liability	952	819
Payments Of Dividends Common Stock	19,325	25,228	$ 24,710
Payments Of Dividend Preferred Stock And Preference Stock	$ 16,025	$ 7,502	$ 1,695
Retirement Compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of defined contribution pension and other postretirement plans	The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years' salary. If the employees remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known.
Defined Benefit Plan, Funded Percentage	40.00%
US Retirement Savings Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of defined contribution pension and other postretirement plans	The Company sponsors a 401(k) retirement savings plan, which is categorized as a defined contribution plan. The plan is available to full time employees who meet the plan's eligibility requirements. The plan permits employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company makes monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company has no further obligations. The Company may make an additional discretionary contribution annually if such a contribution is authorized by the Board of Directors. The plan is administered by an independent professional firm that specializes in providing such services.
Stock-Based Compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Date		Jun. 02, 2016	Apr. 30, 2015
Minimum | Stock-Based Compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	3 years